Employee Benefits - Benefit obligation and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Overfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	$ 3,343	$ 2,474
Service costs	7	10
Interest costs/income	360	362
Benefits paid	(326)	(281)
Participant contributions		1
Effect of changes in the actuarial assumptions	64	271
Transfer to held for sale		(9)
Translation adjustment	(51)	515
Benefit obligation (Plan assets) as at end of the year	3,397	3,343
Overfunded pension plans | Plan assets
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	(4,694)	(3,435)
Interest costs/income	513	512
Benefits paid	(326)	(281)
Return on plan assets (excluding interest income)	(21)	281
Employer contributions	45	42
Participant contributions		1
Transfers		(13)
Translation adjustment	(77)	717
Benefit obligation (Plan assets) as at end of the year	(4,828)	(4,694)
Overfunded pension plans | Asset ceiling
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,351	961
Interest costs/income	152	156
Changes on asset ceiling and onerous liability	(45)	35
Transfer to held for sale		(2)
Translation adjustment	(27)	201
Benefit obligation (Plan assets) as at end of the year	1,431	1,351
Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	626
Benefit obligation (Plan assets) as at end of the year	694	626
Current liabilities	(16)	(16)
Non-current liabilities	(678)	(610)
Liabilities	(694)	(626)
Underfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	4,045	3,689
Service costs	86	76
Interest costs/income	183	175
Benefits paid	(275)	(259)
Participant contributions	(12)
Effect of changes in the actuarial assumptions	167	117
Translation adjustment	276	124
Others		123
Benefit obligation (Plan assets) as at end of the year	4,470	4,045
Underfunded pension plans | Plan assets
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	(3,419)	(3,094)
Interest costs/income	151	151
Benefits paid	(275)	(259)
Return on plan assets (excluding interest income)	174	71
Employer contributions	65	99
Participant contributions	(12)
Translation adjustment	254	105
Others		158
Benefit obligation (Plan assets) as at end of the year	(3,776)	(3,419)
Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,296
Benefit obligation (Plan assets) as at end of the year	1,410	1,296
Current liabilities	(58)	(53)
Non-current liabilities	(1,352)	(1,243)
Liabilities	(1,410)	(1,296)
Other benefits | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,296	1,223
Service costs	30	(16)
Interest costs/income	67	66
Benefits paid	(65)	(61)
Effect of changes in the actuarial assumptions	11	75
Transfer to held for sale		(59)
Translation adjustment	71	68
Benefit obligation (Plan assets) as at end of the year	1,410	1,296
Other benefits | Plan assets
Change in benefit obligation
Benefits paid	(65)	(61)
Employer contributions	65	61
Plans in Brazil | Overfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	3,343
Benefit obligation (Plan assets) as at end of the year	3,397	3,343
Plans in Brazil | Overfunded pension plans | Plan assets
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	(4,694)
Benefit obligation (Plan assets) as at end of the year	(4,828)	(4,694)
Plans in Brazil | Overfunded pension plans | Asset ceiling
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,351	961
Interest costs/income	152	156
Changes on asset ceiling and onerous liability	(45)	35
Transfer to held for sale		(2)
Translation adjustment	(27)	201
Benefit obligation (Plan assets) as at end of the year	1,431	1,351
Plans in Brazil | Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	129
Benefit obligation (Plan assets) as at end of the year	162	129
Non-current liabilities	(162)	(129)
Liabilities	(162)	(129)
Plans in Brazil | Underfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	386
Benefit obligation (Plan assets) as at end of the year	401	386
Plans in Brazil | Underfunded pension plans | Plan assets
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	(257)
Benefit obligation (Plan assets) as at end of the year	(239)	(257)
Plans in Brazil | Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	227
Benefit obligation (Plan assets) as at end of the year	258	227
Current liabilities	(22)	(18)
Non-current liabilities	(236)	(209)
Liabilities	(258)	(227)
Plans in Brazil | Other benefits | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	227
Benefit obligation (Plan assets) as at end of the year	258	227
Foreign plan | Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	497
Benefit obligation (Plan assets) as at end of the year	532	497
Current liabilities	(16)	(16)
Non-current liabilities	(516)	(481)
Liabilities	(532)	(497)
Foreign plan | Underfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	3,659
Benefit obligation (Plan assets) as at end of the year	4,069	3,659
Foreign plan | Underfunded pension plans | Plan assets
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	(3,162)
Benefit obligation (Plan assets) as at end of the year	(3,537)	(3,162)
Foreign plan | Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,069
Benefit obligation (Plan assets) as at end of the year	1,152	1,069
Current liabilities	(36)	(35)
Non-current liabilities	(1,116)	(1,034)
Liabilities	(1,152)	(1,069)
Foreign plan | Other benefits | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,069
Benefit obligation (Plan assets) as at end of the year	$ 1,152	$ 1,069